Restricted cash	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash
Restricted cash

	March 31, 2019 R’000	March 31, 2018 R’000

Cash securing guarantee issued in terms of the Mobile Telephone Networks Proprietary Limited incentive agreement (denominated in South African Rand)	1,000	1,000
Cash securing guarantees issued in respect of lease agreements entered into (denominated in South African Rand)	393	393
Tax refund received erroneously (denominated in South African Rand)	7,188	7,188
Cash securing guarantees issued in respect of products sold by MiX Telematics Europe Limited (denominated in Euro)	1,276	1,447
Cash securing guarantees issued in respect of MiX Telematics Middle East FZE relating to employee visas in the UAE (denominated in UAE Dirham)	2,296	3,616
Cash held for purposes of distribution to MiX Telematics Enterprise BEE Trust and MiX Telematics Fleet Support Trust beneficiaries (denominated in South African Rand)	7,240	6,257
Cash securing guarantees issued in respect of property lease agreements entered into by MiX Telematics Australasia (denominated in Australian Dollar)	794	1,034
	20,187	20,935